KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants' Agreed-Upon Procedures Report

Navient Corporation (the "Company")
Navient Credit Funding, LLC (the "the Responsible Party")
Navient Solutions, LLC
J.P. Morgan Securities LLC
(together, the "Specified Parties")

Re: Navient Private Education Loan Trust 2026-A - Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled "NAVSL 2026-A Loan Tape.TXT" (the "Data File") provided by the Company on August 12, 2026, containing information on 86,236 student loans (the "Student Loans") as of July 15, 2026 (the "Cutoff Date"), which we were informed are intended to be included as collateral in the offering by Navient Private Education Loan Trust 2026-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term "recomputed" means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold. The term "reporting threshold" means that dollar amounts were within $1.00, "First Payment Dates" were within two (2) days, and "Remaining Terms" were within one (1) month.

•	The terms "CLASS System", "ENCORE System", "FDR System", and "CARES System" mean the Company's servicing systems.

•
The term "Capitalized Interest Balance Supplemental File" means an electronic data file entitled "EDW Results for Capitalized Interest Balance as of 20260715.xlsx", provided by the Company on August 5, 2026, containing the Capitalized Interest Balance for the Selected Student Loans.

KPMG LLP. a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•
The term "Title IV Federal School Code List" means a listing identifying schools in the United States participating in Title IV federal student aid programs that we were instructed by the Responsible Party to download from the "Federal Student Aid Website" (https://fsapartners.ed.gov/knowledge-center/Iibrary/federaI-school-cod e-Iists/2026-07-29/2026-27-federaI-schooI-code-Iist-participating-schools-august-2026).

•	The term "Amortized Payment History Schedule" means a schedule of the payment history information of certain Selected Student Loans extracted from the FDR System.

•	The term "Loan Files" means the following information sources provided by the Company:

-	Promissory Note, Truth in Lending Disclosure, Loan Application, Loan Credit Agreement, Application Summary, and NRI Origination Disclosure in the Encore System;

-	Amortized Payment History Schedule;

-	Capitalized Interest Balance Supplemental File;

-	Title IV Federal School Code List

-	the following screens in the FDR System:

o	#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen

o	#CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen

o	#EDH Screen, #ED2 Screen

o	#HDI Screen

o	#NM AF Screen, #NM CC Screen, #NM CR Screen, #NM MN Screen, #NM SA2 Screen

o	#NPO Screen; and,

-	the following screens in the CLASS system: #113 Screen, #115 Screen (Loan Disbursement Data Screen), #72F Screen (School Critical Changes History Screen), and #728 Screen (School Profile Screen).

The Loan Files were represented by the Responsible Party to be copies of the original Loan Files or electronic records contained within the respective system or website.

•	The term "Instructions" means the instructions provided by the Responsible Party pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.

•	The term "Provided Information" means the Loan Files and Instructions.

The procedures we were instructed by the Responsible Party to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File using a random sampling tool, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 Student Loans (the "Selected Student Loans," as listed in Exhibit A attached hereto).

2

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Loan Files documents are listed in the order of priority.

Attributes	Loan Files/Instructions

Social Security Number
Promissory Note, Loan Application, Loan Credit Agreement, Loan Amount on the Promissory Note, Refinance Total on Application Summary, Total Loan Amount on Truth in Lending Disclosure and Total Loan Amount on NRI Origination Disclosure, Insurance Premium amount in "INS PREM" field on #113 Screen, and Instructions

Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement
Promissory Note, Loan Application, Loan Credit Agreement, and Instructions. We performed no procedures with regard to any signatory requirements on the Promissory Note, Loan Application, or Loan Credit Agreement, or to confirm the authenticity of the signature(s).

Disbursement Year	"RPMT BEGIN DT" field on EDH Screen, "1ST ACTIVE DATE" field on #BS5 Screen, "1st DISB" field on #115 Screen

Original Principal Balance	"TOTALDISB" field within the "DISBMNTS" tab of#HDI Screen, "DISB PRIN" field on #115 Screen

Current Principal Balance
"ACCOUNT BALANCE" field on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, "CUR BAL" field on #BS Screen, "FINANCIAL INSTITUTION" field on #NM CC Screen, the "DECLINING PRINCIPAL BALANCE" field on the Amortized Payment History Schedule, "RPMT FEE" field or "CAP INT" field on #ED2 Screen, DISBURSEMENT" and "ADJUSTMENT" fields on #CDS Screen, "MEMO TEXT" field on #CMS Screen, "RETRO PROCESSING" field, or Interest Rate on #CSS Screen, "CYCLE DATE" on #EDH Screen, first "PAYMENT" of the cycle on #CSS Screen or #CDS Screen, "and Instructions

Loan Type	"#14" field on #NM CC Screen

Loan Status
"CURR LOAN STATUS" field and "STAT" column on #EDH Screen and "MISC FIELD 2" field on the #BS3 Screen, "FIRST ACTIVE DATE" field on #NM MN Screen, notation of status change on #CIS Screen, and Instructions

Current Status End Date
"CURR LOAN STATUS" field on #EDH Screen and "MISC FIELD 2" field on the #BS3 Screen, "CYCLE DATE" on #EDH Screen, "CURR:GRAD/SEP DT," "RPMT BEGIN DT," "MATURITY DT," "DUE DATE" fields on #EDH Screen, "DRAW PERIOD END DATE" field on #CSS Screen, or "METHOD OVERRIDE END DATE" field using the ''RULS MIN PAY (CP PO RM)" field on #NPO Screen, notation of status change on #CIS Screen, and Instructions

3

Attributes	Loan Files/Instructions

Remaining Term
"CYCLE DATE," "MATURITY DT," "DUE DATE," and "CURR LOAN STATUS" fields on #EDH Screen, "METHOD OVERRIDE END DATE" using the ''RULS MIN PAY (CP PO RM)" field on the #NPO Screen, "MISC FIELD 2" field on #BS3 Screen, "#9" field on #NM CC Screen, notation of status change on the #CIS Screen and Instructions

Repayment Schedule Type	"RPMT BEGIN OT" field on #EDH Screen, "MISC FIELD 2" field on #BS3 Screen, "METHOD OVERRIDE ID" using the ''RULS MIN PAY (CP PO RM)" field on #NPO Screen, and Instructions

Interest Rate	"INT RT" field on #EDH Screen, "AUTO PAY FLAG" field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information

School Type 1	"MISC FIELD 5" field on #BS3 Screen and Instructions

School Type 2 (Title IV)	"SCHL TYPE" and "SCHOOL BRANCH" fields on #728 Screen, "SCHL CODE" field on #115 Screen, documentation of change in #72F Screen, Title IV Federal School Code List and Instructions

State of Residence	"Address" field on #BS1 Screen, any notations related to address changes on #CIS Screen

Recent FICO	"CREDIT BUREAU SCORE" field, "DATE CB SCORE GENERATED" field on #NM CR Screen and Instructions

Original FICO	"EDS SCR01" or "EDS SCR02" field in "FICO INFO" tab on #HDI Screen

Capitalized Interest Balance	"loan_cptz_int_amt" field in Capitalized Interest Balance Supplemental File

Days Past Due	"CYCLE DATE", "PAYMENT" and "LAST PAY DATE" fields on #CSS Screen and Instructions

Contractual Interest Rate	"INT RT" column on #EDH Screen, "AUTO PAY FLAG" field, "ODD RATE" field on "DDDBenefit" tab on #HDI Screen, "IMP_RATE" field on "DSCBenefit" tab on #HDI Screen and Instructions

Cosigner Flag	"SECONDARY SSN#" field on #NM CR Screen and Instructions

Autopay Discount	"DDD_RATE" field within "DDDBenefit" tab on #HDI Screen, "AUTO PAY FLAG" field on #NM AF Screen

Interest Rate Index	"VAR INTR (CP IC VI)" field on #NPO Screen

We found such information to be in agreement except as listed in Exhibit C.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 86,236 Student Loans in the Data File does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

4

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Responsible Party and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Responsible Party, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations ("NRSROs").

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
August 31, 2026

5

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number•	Selected Student Loan Number	Student Loan Number•	Selected Student Loan Number	Student Loan Number•	Selected Student Loan Number	Student Loan Number•	Selected Student Loan Number	Student Loan Number•
1	2026A001	39	2026A039	77	2026A077	115	2026A115	153	2026A153
2	2026A002	40	2026A040	78	2026A078	116	2026A116	154	2026A154
3	2026A003	41	2026A041	79	2026A079	117	2026A117	155	2026A155
4	2026A004	42	2026A042	80	2026A080	118	2026A118	156	2026A156
5	2026A005	43	2026A043	81	2026A081	119	2026A119	157	2026A157
6	2026A006	44	2026A044	82	2026A082	120	2026A120	158	2026A158
7	2026A007	45	2026A045	83	2026A083	121	2026A121	159	2026A159
8	2026A008	46	2026A046	84	2026A084	122	2026A122	160	2026A160
9	2026A009	47	2026A047	85	2026A085	123	2026A123	161	2026A161
10	2026A010	48	2026A048	86	2026A086	124	2026A124	162	2026A162
11	2026A011	49	2026A049	87	2026A087	125	2026A125	163	2026A163
12	2026A012	50	2026A050	88	2026A088	126	2026A126	164	2026A164
13	2026A013	51	2026A051	89	2026A089	127	2026A127	165	2026A165
14	2026A014	52	2026A052	90	2026A090	128	2026A128	166	2026A166
15	2026A015	53	2026A053	91	2026A091	129	2026A129	167	2026A167
16	2026A016	54	2026A054	92	2026A092	130	2026A130	168	2026A168
17	2026A017	55	2026A055	93	2026A093	131	2026A131	169	2026A169
18	2026A018	56	2026A056	94	2026A094	132	2026A132	170	2026A170
19	2026A019	57	2026A057	95	2026A095	133	2026A133	171	2026A171
20	2026A020	58	2026A058	96	2026A096	134	2026A134	172	2026A172
21	2026A021	59	2026A059	97	2026A097	135	2026A135	173	2026A173
22	2026A022	60	2026A060	98	2026A098	136	2026A136	174	2026A174
23	2026A023	61	2026A061	99	2026A099	137	2026A137	175	2026A175
24	2026A024	62	2026A062	100	2026A100	138	2026A138	176	2026A176
25	2026A025	63	2026A063	101	2026A101	139	2026A139	177	2026A177
26	2026A026	64	2026A064	102	2026A102	140	2026A140	178	2026A178
27	2026A027	65	2026A065	103	2026A103	141	2026A141	179	2026A179
28	2026A028	66	2026A066	104	2026A104	142	2026A142	180	2026A180
29	2026A029	67	2026A067	105	2026A105	143	2026A143	181	2026A181
30	2026A030	68	2026A068	106	2026A106	144	2026A144	182	2026A182
31	2026A031	69	2026A069	107	2026A107	145	2026A145	183	2026A183
32	2026A032	70	2026A070	108	2026A108	146	2026A146	184	2026A184
33	2026A033	71	2026A071	109	2026A109	147	2026A147	185	2026A185
34	2026A034	72	2026A072	110	2026A110	148	2026A148	186	2026A186
35	2026A035	73	2026A073	111	2026A111	149	2026A149	187	2026A187
36	2026A036	74	2026A074	112	2026A112	150	2026A150	188	2026A188
37	2026A037	75	2026A075	113	2026A113	151	2026A151	189	2026A189
38	2026A038	76	2026A076	114	2026A114	152	2026A152	190	2026A190

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-1

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2026A191	229	2026A229	267	2026A267	305	2026A305	343	2026A343
192	2026A192	230	2026A230	268	2026A268	306	2026A306	344	2026A344
193	2026A193	231	2026A231	269	2026A269	307	2026A307	345	2026A345
194	2026A194	232	2026A232	270	2026A270	308	2026A308	346	2026A346
195	2026A195	233	2026A233	271	2026A271	309	2026A309	347	2026A347
196	2026A196	234	2026A234	272	2026A272	310	2026A310	348	2026A348
197	2026A197	235	2026A235	273	2026A273	311	2026A311	349	2026A349
198	2026A198	236	2026A236	274	2026A274	312	2026A312	350	2026A350
199	2026A199	237	2026A237	275	2026A275	313	2026A313	351	2026A351
200	2026A200	238	2026A238	276	2026A276	314	2026A314	352	2026A352
201	2026A201	239	2026A239	277	2026A277	315	2026A315	353	2026A353
202	2026A202	240	2026A240	278	2026A278	316	2026A316	354	2026A354
203	2026A203	241	2026A241	279	2026A279	317	2026A317	355	2026A355
204	2026A204	242	2026A242	280	2026A280	318	2026A318	356	2026A356
205	2026A205	243	2026A243	281	2026A281	319	2026A319	357	2026A357
206	2026A206	244	2026A244	282	2026A282	320	2026A320	358	2026A358
207	2026A207	245	2026A245	283	2026A283	321	2026A321	359	2026A359
208	2026A208	246	2026A246	284	2026A284	322	2026A322	360	2026A360
209	2026A209	247	2026A247	285	2026A285	323	2026A323	361	2026A361
210	2026A210	248	2026A248	286	2026A286	324	2026A324
211	2026A211	249	2026A249	287	2026A287	325	2026A325
212	2026A212	250	2026A250	288	2026A288	326	2026A326
213	2026A213	251	2026A251	289	2026A289	327	2026A327
214	2026A214	252	2026A252	290	2026A290	328	2026A328
215	2026A215	253	2026A253	291	2026A291	329	2026A329
216	2026A216	254	2026A254	292	2026A292	330	2026A330
217	2026A217	255	2026A255	293	2026A293	331	2026A331
218	2026A218	256	2026A256	294	2026A294	332	2026A332
219	2026A219	257	2026A257	295	2026A295	333	2026A333
220	2026A220	258	2026A258	296	2026A296	334	2026A334
221	2026A221	259	2026A259	297	2026A297	335	2026A335
222	2026A222	260	2026A260	298	2026A298	336	2026A336
223	2026A223	261	2026A261	299	2026A299	337	2026A337
224	2026A224	262	2026A262	300	2026A300	338	2026A338
225	2026A225	263	2026A263	301	2026A301	339	2026A339
226	2026A226	264	2026A264	302	2026A302	340	2026A340
227	2026A227	265	2026A265	303	2026A303	341	2026A341
228	2026A228	266	2026A266	304	2026A304	342	2026A342

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-2

Exhibit B - Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement
Compare the Social Security Number in the "Borrower SSN" field in the Data File to the Social Security Number on the Promissory Note, the Loan Application or the Loan Credit Agreement

Compare the requested Loan Amount plus any origination fee indicated on the Promissory Note, Loan Application, or Loan Credit Agreement, or the Total Loan Amount indicated on the Truth in Lending Disclosure or the NRI Origination Disclosure, or the Refinance Total indicated on the Application Summary, to the Original Principal Balance of the Selected Student Loan set forth in the Data File.

Observe Signature(s) on the Promissory Note.

In the event the Loan Amount on the Promissory Note, Loan Application, or Loan Credit Agreement was lower than the Original Principal Balance, observe if the difference was attributable to the Insurance Premium amount in the "INS PREM" field on the #113 Screen. If the difference was attributable to the Insurance Premium amount, such difference was not considered an exception.

The Promissory Note, Loan Application, or Loan Credit Agreement was available for all Selected Student Loans.

Current Principal Balance	Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):

	a)	Compare to the "ACCOUNT BALANCE" column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.

	b)	Compare to the amount in the "CUR BAL" field on the #BS Screen.

	c)	Compare to the amount in the "FINANCIAL INSTITUTION" field on the #NM CC Screen.

	d)	Compare to the amount in the "DECLINING PRINCIPAL BALANCE" field on the Amortized Payment History Schedule.

	e)	Recompute the Current Principal Balance as follows:

i.
Add any applicable Repayment Fee (shown under the "RPMT FEE" field on the #ED2 Screen) or applicable Capitalized Interest (shown under the "CAP INT" field on the #ED2 Screen) to the "ACCOUNT BALANCE" column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the "DISBURSEMENT" field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the "ADJUSTMENT" field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the "MEMO TEXT" field on the #CMS Screen);

Attribute	Instructions
ii.
Subtract any amount indicated in the"RETRO PROCESSING" field on the #CSS Screen and any additional principal payment applied after the Cutoff Date, which was identified by subtracting the recalculated accrued interest (Interest Rate on #CSS Screen multiplied by the number of days from the start of the "CYCLE DATE" on the #EDH Screen to the day before the date of the first PAYMENT on the #CSS Screen or the #CDS Screen, multiplied by the "ACCOUNT BALANCE" field on the #CSS Screen) from the first PAYMENT made; and,

		iii.	Subtract any principal paid amount in the "PRINCIPAL PAID" field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.
Loan Status	Loan Status is considered to be "active" if:

	a)	the "CURR LOAN STAT" field on #EDH Screen is "RPMT" and the "MISC FIELD 2" column on #BS3 Screen is "DODOO,"

	b)	the 'CURR LOAN STAT" field on #EDH Screen is "FORB," "FORD," or "SSFP" and the "MISC FIELD 2" column on #BS3 Screen is "P0000",

	c)	the "STAT" column on #EDH Screen does not begin with letter "P" or,

	d)	the "FIRST ACTIVE DATE" field on #NM MN Screen is prior to the Cutoff Date
Current Status End Date	Recompute Current Status End Date as follows:

a)
If the Repayment Type in the "MISC FIELD 2" field on the #BS3 Screen was "DODOO", and the "CURR LOAN STATUS" field on the #EDH Screen was "SCHL," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen after the date in the "CURR: GRAD/SEP DT" field on the #EDH Screen;

b)
If the Repayment Type in the "MISC FIELD 2" field on the #BS3 Screen was "DODOO", and the "CURR LOAN STATUS" field on the #EDH Screen was "GRCE," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen after the date in the "CURR: GRAD/SEP DT" field on the #EDH Screen, plus 6 months;

c)
If the "CURR LOAN STATUS" field on the #EDH Screen was "DMIP," or "DSCH," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen on or after the "METHOD OVERRIDE END DATE" using the ''RULS MIN PAY (CP PO RM)" field on the #NPO Screen. If the "CURR LOAN STATUS" field on the #EDH Screen was all other "D***," recompute the Current Status End Date as the first cvcle date indicated in the "CYCLE DATE" field on the

Attribute	Instructions
#CSS Screen after the date in the "MATURITY DT" field on the #EDH Screen;

d)
If the "CURR LOAN STATUS" field on the #EDH Screen was "SCHL," "GRCE," "RPMT," or "FORP*," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen after the date in the "MATURITY DT" field on the #EDH Screen. If the "CURR LOAN STATUS" field on the #EDH Screen was all other "F***," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen on or after the "METHOD OVERRIDE END DATE" using the ''RULS MIN PAY (CP PO RM)" field on the #NPO Screen; or

e)
If the "CURR LOAN STATUS" field on the #EDH Screen was "GRPM," "SSP*," or "SSF*," recompute the Current Status End Date as the first cycle date indicated in the "CYCLE DATE" field on the #CSS Screen on or after the "METHOD OVERRIDE END DATE" using the ''RULS MIN PAY (CP PO RM)" field on the #NPO Screen; or

		f)	Compare to the date in the "DRAW PERIOD END DATE" field on #CSS Screen.
Remaining Term	Recompute Remaining Term as follows:

(i)
Subtract the Cutoff Date from (1) the date one month after the 'MATURITY DT' field on the #EDH Screen, or, if a status change has occurred, (2) the date indicated in the notation of status change on the #CIS Screen.

	(ii)	Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year).

If the Cutoff Date was later than the "DUE DATE" field on the #EDH Screen, subtract one month from (ii).
Repayment Schedule Type	Recompute Repayment Schedule Type as follows:

a)
If the "Cycle Date" after "RPMT BEGIN DT" was on or before the Cutoff Date, we were instructed by the Company to identify the "METHOD OVERRIDE ID" using the ''RULS MIN PAY (CP PO RM)" field on the #NPO Screen and the following steps:

		i.	If the "METHOD OVERRIDE ID" on the #NPO Screen indicated "AQSNCONV," "CONVBASE," or "TERMADJ," the Repayment Schedule Type was "V;"

		ii.	If the "METHOD OVERRIDE ID" on the #NPO Screen began with "FFSSGR*," "FFSSPA*," "FFSSPB*," the Repayment Schedule Type were "T," "A," "B," respectively;

		iii.	If the "METHOD OVERRIDE ID" on the #NPO Screen indicated "FBSSPP*," or "FBSSFP*," "the Repayment Schedule Type was "P;"

		iv.	If the "METHOD OVERRIDE ID" on the #NPO Screen indicated "FFSSPPQ," "the Repayment Schedule Type was "Q;"

Attribute	Instructions
		v.	If the "METHOD OVERRIDE ID" on the #NPO Screen indicated "DFDMIP," "DFGRPM," or began with "FB*" but not "FBFORP," the Repayment Schedule Type was "N;"

		vi.	If the "METHOD OVERRIDE ID" on the #NPO Screen began with "DF*," and:

			a.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "D*," "P0000," "P000L," or "P000E," the Repayment Schedule Type was "N;"

			b.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "F*," "CT010," or "CT01L," the Repayment Schedule Type was "E;"

			C.	Otherwise, the Repayment Schedule Type was "D;"

		vii.	If the "METHOD OVERRIDE ID" on the #NPO Screen indicated "FBFORP," and:

			a.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "D*," "P0000," "P000L," or "P000E," the Repayment Schedule Type was "N;"

			b.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "F*," "CT010," or "CT01L," the Repayment Schedule Type was "W;"

			C.	Otherwise, the Repayment Schedule Type was "Z;"

viii.
If the "METHOD OVERRIDE ID" on the #NPO Screen began with "DF*" but not "DFDMIP" or "DFGRPM," and the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "CTIOP," "CTIOL," "CTIOE," "LGIOP," "LGIOL," "LGIOE," "PPIOP," "PPIOL," "PPIOE," "SOIOP," "SOIOL," or "SOIOE," the Repayment Schedule Type was "D."

	b)	If the cycle date indicated in the "CYCLE DATE" field on the #CSS Screen after "RPMT BEGIN DT" was after the Cutoff Date, we were instructed by the Company as follows:

		i.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "D*," "P0000," "P000L," or "P000E," the Repayment Schedule Type was "N;"

		ii.	If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as "F*," "CT010," or "CT01L," the Repayment Schedule Type was "W;"

iii.
If the "MISC FIELD 2" field on the #BS3 Screen indicated the Repayment Type as blank, "CTIOP," "CTIOL," "CTIOE," "LGIOP," "LGIOL," "LGIOE,"
"PPIOP," "PPIOL," "PPIOE," "SOIOP," "SOIOL," or "SOIOE," the
Repayment Schedule Type was "Z."

	c)	If none of the criteria above applied, we were instructed by the Company that the Repayment Schedule Type was "V."
Recent FICO
Compare Recent FICO to "CREDIT BUREAU SCORE" field on #NM CR Screen

If the "DATE CB SCORE GENERATED" field on the #NM CR Screen was either after the Cutoff Date or within six (6) months prior to the Cutoff Date, the

Attribute	Instructions

"CREDIT BUREAU SCORE" field on the #NM CR Screen would display a more recent FICO than the one listed in the "REC_FICO" field in the Data File. Such differences were not considered to be exceptions. No such situations were found for the Selected Student Loans.

School Type 1
Compare School Type 1 to "MISC FIELD 5" field on #BS3 Screen

If the "SCHOOL_CODE" in the Data File was "000000," there was no single school code associated with the Selected Student Loan. No such situations were found for the Selected Student Loans.

School Type 2 (Title IV)
Compare School Type 2 to "SCHL TYPE" field on #728 Screen, documentation of change that affects the school type 2 (#72F Screen), Title IV Federal School Code List

In the event the last two numbers of the "SCHOOL_CODE" in the Data File were not "00," enter the last two numbers of the school code into the "SCHOOL BRANCH" field on #728 Screen to retrieve the "SCHL TYPE" field.

Days Past Due	Recompute Days Past Due as follows:

	a)	If there was a payment posted in the "PAYMENT" field during the billing cycle, indicated by the "CYCLE DATE" field and the "DUE DATE" field on the #CSS screen, encompassing the Cutoff Date, O; or

	b)	The difference between the Cutoff Date and the most recent cycle date, indicated in the "CYCLE DATE" field, that has a payment posted as shown in the "LAST PAY DATE" field on the #CSS Screen.

Contractual Interest Rate
Compare or recompute Contractual Interest Rate as follows:

a)  If the "AUTO-PAY STRT DT" field on the #NM AF Screen is before the Cutoff Date, add the Autopay Discount in the "DDD_RATE" field within the "DDDBenefit" tab and the "IMP_RATE" field within the "DSCBenefit" on #HDI Screen to the "INT RT" column on #EDH Screen; or

b)  Compare to the "INT RT" column on #EDH Screen

Cosigner Flag	Consider the Cosigner Flag as follows: a) If the SECONDARY SSN#" field on #NM CR Screen is not equal to 0,"Y". Otherwise,"N"

Exhibit C - Exceptions

Attribute	Student Loan Number	Attribute	Per Data File	Per Loan Files

321	2026A321	Social Security Number	N/A	Not Present

321	2026A321	Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement	N/A	Not Present

C-1